UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22504

Clark Fork Trust

 (Exact Name of Registrant as Specified in Charter)

218 East Front Street, Suite 205, Missoula, Montana 59802

 (Address of Principal Executive Offices)  (Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (406) 541-0130

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Item 1.  Reports to Stockholders.

TARKIO FUND

(TARKX)

CLARK FORK TRUST

SEMI-ANNUAL REPORT

November 30, 2017

(Unaudited)

TARKIO FUND

LETTER TO SHAREHOLDERS

NOVEMBER 30, 2017 (UNAUDITED)

Dear Shareholders,

During the first half of the fiscal year ended November 30, 2017 for the Tarkio Fund (the “Fund”), the stock market continued to have a strong performance with the total return for the S&P 500® Index of 10.86% for the half-year period ending November 30, 2017 and 22.87% for the full-year period ending November 30, 2017.  The Tarkio Fund gained 15.21% and 29.12%, respectively, for those same periods.

Although we, as the Fund’s investment advisor, are pleased with our short-term performance, we believe short-term fluctuations are random in nature.  For that reason, we believe long-term performance is a better measure of the effectiveness of our investment process.  As such, we are particularly proud of being recognized by Money Magazine as the nation’s #1 performing midcap fund for the five-year period ending December 31, 2017.  For a more thorough understanding of our investment process, including a description of our investment criteria and how we apply these criteria to our particular companies, we encourage you to read our past letters to the Fund’s shareholders, available at www.tarkiofund.com/shareholder-info, as well as the Fund’s prospectus, which can be obtained for by calling 866-738-3629.  We note our past letters are typically included with our quarterly statements.

We believe 2009 marked the bottom of a bear market period for stocks that began in 2000.  We also believe that there are strong correlations between the low point in the stock market in 1974 and the low point in 2009.  The 1974 bear market bottom spawned a stock market tailwind that produced a 13.7% compounded return for the index during the ensuing twenty-five years, as company valuations caught up with, and surpassed, the intrinsic valuations of the businesses they represented.  We have believed since March of 2009 that we are in the early to middle stages of a similar tailwind and the past half-year period is merely another data point supporting this thesis.

Our belief is that companies that engage and energize their employees will outperform their peers in the market place, and in turn, their stocks can outperform the passive stock market indexes over long periods of time. We are pleased that this concept has rewarded the Fund’s shareholders in the past half year and, more importantly, over time.

The investment strategy of the Fund is to identify attractive stocks based on management criteria that we believe have the potential to breed an organizational culture that can, over time, give the company a competitive advantage.  As the Fund’s advisor, our qualitative review of a company is substantially focused on culture, where we attempt to identify the following management principles:  integrity, passion and purpose, long-term focus, teamwork, employee empowerment, and disciplined capital allocation.

On November 30, 2017, the Fund was 99.67% invested in common stocks, allocated among 33 companies.  Portfolio turnover during the year was 16.02%.

Holdings constituting greater than 5% of the Tarkio Fund portfolio as of November 30th, were as follows: Cognex (12.50%), Century Link (8.62%), Rogers

TARKIO FUND

LETTER TO SHAREHOLDERS

NOVEMBER 30, 2017 (UNAUDITED)

(7.89%), Finisar (6.22%), YRC Worldwide (6.04%), and Total System Services (5.37%).  Position sizes will change frequently based on target investment levels, redemption needs of the Fund’s shareholders, fluctuations in market price, and our view of investment opportunity.  When cash moves into the Fund our goal is to put the money to work in our best ideas, which may result in a change in the position sizes of our portfolio companies. We attempt to think in terms of multi-year periods when making investment decisions for the Fund.  As Ben Graham said, “in the short run, the market is a voting machine but in the long run, it is a weighing machine.”

We focus on evaluating individual companies and do not try to categorize our positions by industry or sector.  We do not actively seek to rebalance the Fund’s portfolio, and the portfolio’s percentage ownership in any one sector may change, often substantially, as a result of changes in the price of securities in the portfolio as well as ongoing trading activity. We believe these fluctuations are the primary reason for sector adjustments, rather than any conscious effort to overweight certain segments of the economy.

An important component that will drive the performance of the Fund over time is the expense incurred by its shareholders. The average expense ratio for the Fund during the year was 1.0%.

We appreciate your continued trust in us and thank you for your investment in the Tarkio Fund!

TARKIO FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
39.90%
Basic Materials
2.06%
Communication Services
8.62%
Consumer Cyclical
6.43%
Consumer Defensive
5.44%
Financial Services
11.03%
Industrials
22.37%
Money Market Fund
0.33%
Real Estate
3.82%

Sectors are categorized using Morningstar® classifications.

TARKIO FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCK - 98.94%

Arrangement of Transportation of Freight & Cargo - 1.93%
30,250	Expeditors International of Washington, Inc.	$ 1,959,595

Communications Equipment - 1.95%
36,500	Lumenthum Holdings, Inc. *	1,972,825

Drawing & Insulation of Nonferrous Wire - 1.56%
48,875	Corning, Inc.	1,583,061

Fire, Marine & Casualty Insurance - 3.31%
4,275	Berkshire Hathaway, Inc. Class B *	825,118
4,550	Fairfax Financial Holdings, Ltd. (Canada) *	2,473,698
50	Markel Corp. *	55,345
		3,354,161
Food & Kindred Products - 0.21%
4,275	Campbell Soup Co.	210,758

Industrial Instruments for Measurement, Display & Control - 17.19%
90,775	Cognex Corp.	12,578,692
51,325	Danaher Corp.	4,843,027
		17,421,719
Industrial Trucks, Tractors, Trailers & Stackers - 2.40%
52,125	Terex Corp.	2,437,365

Land Subdividers & Developers (No cemeteries) - 3.79%
204,250	The St. Joe Co. *	3,839,900

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.09%
91,425	Evans & Sutherland Computer Corp. *	89,597

Motor Vehicle Parts & Accessories - 1.85%
91,500	Gentex Corp.	1,873,920

National Commercial Banks - 0.98%
9,500	JPMorgan Chase & Co.	992,940

Office Furniture - 3.00%
85,075	Herman Miller, Inc.	3,041,431

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 7.83%
49,250	Rogers Corp. *	7,934,175

* Non-income producing securities during the period.

TARKIO FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2017 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

Shares		Value

Printed Circuit Boards - 0.21%
10,025	Kimball Electronics, Inc. *	$ 209,021

Pumps & Pumping Equipment - 4.09%
111,325	Colfax Corp. *	4,147,969

Retail-Grocery Stores - 0.69%
26,925	Kroger Co.	696,280

Retail-Home Furniture, Furnishings & Equipment Stores - 3.20%
569,425	The Container Store Group, Inc. *	3,245,722

Retail-Variety Stores - 4.51%
24,775	Costco Wholesale Corp.	4,569,253

Security Brokers, Dealers & Flotation Companies - 1.33%
19,175	SEI Investments Co.	1,349,153

Semiconductors & Related Devices - 8.29%
312,475	Finisar Corp. *	6,252,625
2,800	Neophotonics Corp. *	19,880
298,450	Oclaro, Inc. *	2,124,964
		8,397,469
Services-Business Services, NEC - 5.33%
72,600	Total System Services, Inc.	5,398,536

Services-Computer Integrated Systems Design - 3.37%
48,250	Cerner Corp. *	3,410,792

Services-Prepackaged Software - 3.27%
75,400	National Instruments Corp.	3,313,830

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.05%
36,125	Nucor Corp.	2,077,188

Telephone & Telegraph Apparatus - 0.64%
30,050	Ciena Corp. *	653,588

Telephone Communications (No Radiotelephone) - 8.55%
594,159	CenturyLink, Inc.	8,668,780

Textile Mill Products - 1.33%
54,150	Interface, Inc.	1,351,043

* Non-income producing securities during the period.

TARKIO FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

Shares		Value

Trucking (No Local) - 5.99%
492,850	YRC Worldwide, Inc. *	$ 6,071,912

TOTAL FOR COMMON STOCK (Cost $70,189,173) - 98.94%		100,271,983

SHORT TERM INVESTMENTS - 0.33%
332,596	Federated Government Obligations Fund - Institutional Class 0.67% ** (Cost $332,596)	332,596

TOTAL INVESTMENTS (Cost $70,521,769) - 99.27%		100,604,579

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.73%		741,131

NET ASSETS - 100.00%		$ 101,345,710

* Non-income producing securities during the period.

** The rate shown represents the 7-day yield at November 30, 2017.

TARKIO FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2017 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $70,521,769)	$100,604,579
Cash	78,027
Receivables:
Shareholder Subscriptions	105,550
Securities Sold	605,747
Dividends and Interest	369,205
Total Assets	101,763,108
Liabilities:
Payables:
Securities Purchased	337,134
Accrued Adviser Fees	60,198
Accrued Service Fees	20,066
Total Liabilities	417,398
Net Assets	$101,345,710

Net Assets Consist of:
Paid In Capital	$ 67,759,256
Accumulated Undistributed Net Investment Income	217,656
Accumulated Net Realized Gain on Investments	3,285,988
Net Unrealized Appreciation in Value of Investments	30,082,810
Net Assets, for 4,646,442 Shares Outstanding (unlimited shares authorized)	$101,345,710

Net asset value, offering price, and redemption price per share	$ 21.81

TARKIO FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2017 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

STATEMENT OF OPERATIONS

For the six months ended NOVEMBER 30, 2017 (UNAUDITED)

Investment Income:
Dividends	$ 653,004
Interest	1,832
Total Investment Income	654,836

Expenses:
Advisory Fees (Note 4)	327,885
Service Fees (Note 4)	109,295
Total Expenses	437,180

Net Investment Income	217,656

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	3,382,267
Net Change in Unrealized Appreciation on Investments	8,623,449
Net Realized and Unrealized Gain on Investments	12,005,716

Net Increase in Net Assets Resulting from Operations	$ 12,223,372

TARKIO FUND

STATEMENT OF OPERATIONS

For the six months ended NOVEMBER 30, 2017 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	11/30/2017	5/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 217,656	$ (18,850)
Net Realized Gain on Investments	3,382,267	194,890
Net Change in Unrealized Appreciation on Investments	8,623,449	14,300,586
Net Increase in Net Assets Resulting from Operations	12,223,372	14,476,626

Distributions to Shareholders:
Net Investment Income	-	(17,059)
Realized Gains	-	(234,392)
Total Dividends and Distributions Paid to Shareholders	-	(251,451)

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	17,597,710	23,977,752
Net Asset Value of Shares Issued on Reinvestment of Dividends	-	251,451
Cost of Shares Redeemed	(1,421,486)	(873,724)
Net Increase in Net Assets from Shareholder Activity	16,176,224	23,355,479

Net Assets:
Net Increase in Net Assets	28,399,596	37,580,654
Beginning of Period	72,946,114	35,365,460
End of Period (Including Accumulated Undistributed	$ 101,345,710	$ 72,946,114
Net Investment Income of $217,656 and $0, respectively)

TARKIO FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 11/30/2017

		Years Ended
		5/31/2017	5/31/2016	5/31/2015	5/31/2014	5/31/2013

Net Asset Value, at Beginning of Period	$ 18.93	$ 14.40	$ 15.12	$ 13.67	$ 10.99	$ 8.86

Income From Investment Operations:
Net Investment Income (Loss) *	0.05	(0.01)	- (a)	- (a)	- (a)	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	2.83	4.62	(0.67)	1.77	2.74	2.15
Total from Investment Operations	2.88	4.61	(0.67)	1.77	2.74	2.19

Distributions:
Net Investment Income	-	(0.01)	-	- (a)	-	(0.04)
Realized Gains	-	(0.07)	(0.05)	(0.32)	(0.06)	(0.02)
Total from Distributions	-	(0.08)	(0.05)	(0.32)	(0.06)	(0.06)

Net Asset Value, at End of Period	$ 21.81	$ 18.93	$ 14.40	$ 15.12	$ 13.67	$ 10.99

Total Return **	15.21%***	32.07%	(4.41)%	13.04%	24.98%	24.82%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 101,346	$ 72,946	$ 35,365	$ 29,392	$ 21,768	$ 13,019
Before Waivers
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	1.00%	1.03%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.50)%	(0.04)%	(0.02)%	(0.02)%	(0.03)%	0.30%
After Waivers
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	1.00%	1.00%	1.11%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.50)%	(0.04)%	(0.02)%	(0.02)%	0.00%(a)	0.44%
Portfolio Turnover	16.02%***	9.71%	12.19%	12.03%	19.29%	11.09%

(a) Amount calculated is less than 0.005.

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

***  Not Annualized

TARKIO FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2017 (UNAUDITED)

1.    ORGANIZATION

The Clark Fork Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “Act”) and was organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on October 28, 2010.  The Trust is authorized to issue one or more series of beneficial interests and issue classes of any series or divide shares of any series into two or more separate classes.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the Tarkio Fund (the “Fund”).  The Fund is a non-diversified fund.  The investment adviser to the Fund is Front Street Capital Management, Inc. (the “Adviser”).

The Fund’s investment objective is long term growth of capital.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Financial Services-Investment Companies.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended May 31, 2017. The Fund identifies its major tax jurisdiction as U.S. Federal Tax; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred.  During the six months ended November 30, 2017, the Fund did not incur any interest or penalties.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

OTHER:  The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities.

3.  SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis, and are categorized as Level 2 or 3, depending on the inputs used.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of November 30, 2017:

Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$100,182,386	$ 89,597	$ -	$ 100,271,983
Short-Term Investments	332,596	-	-	332,596
Total	$100,514,982	$ 89,597	$ -	$ 100,604,579

* See the Schedule of Investments for categories by industry.

The Fund did not hold any Level 3 assets or derivative instruments at any time during the six months ended November 30, 2017.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Front Street Capital Management, Inc. serves as investment adviser to the Fund.  Subject to the authority of the Board, the Adviser is responsible for

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

management of the Fund's investment portfolio.  The Adviser is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund during the term of the Investment Advisory Agreement (“Agreement”).

Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser pays the operating expenses of the Fund excluding fees payable under the Agreement and the Services Agreement, brokerage fees and commissions, taxes, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses.  For the six months ended November 30, 2017, the Adviser earned $327,885 in Advisory fees.  At November 30, 2017, the Fund owed the Adviser $60,198.

The Fund entered into a Services Agreement with the Adviser.  Under the Services Agreement, the Adviser receives an additional fee of 0.25% of the average daily net assets of the Fund and is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data.  For the six months ended November 30, 2017, the Fund incurred $109,295 in service fees.  At November 30, 2017 the Fund owed $20,066 in service fees to the Adviser.

Officers and a Trustee of the Trust are also Officers of the Adviser.

5.  CAPITAL SHARE TRANSACTIONS

At November 30, 2017, paid in capital amounted to $67,759,256 of the Fund. Transactions in capital stock were as follows:

	Six months ended November 30, 2017		Year ended May 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	862,170	$ 17,597,710	1,434,336	$ 23,977,752
Shares issued in reinvestment of dividends	-	-	14,434	251,451
Shares redeemed	(68,307)	(1,421,486)	(52,864)	(873,724)
Net increase	793,863	$ 16,176,224	1,395,906	$ 23,355,479

6.  INVESTMENT TRANSACTIONS

For the six months ended November 30, 2017, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 27,727,020

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

Sales

Investment Securities                          $ 13,992,699

7.  TAX INFORMATION

As of November 30, 2017, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 33,315,891
Gross (Depreciation)	(3,233,081)
Net Appreciation on Investments	$ 30,082,810

At November 30, 2017, the aggregate cost of securities for federal income tax purposes was $70,521,769.

As of the fiscal year ended May 31, 2017, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income

$                 -

Undistributed Capital Gains

                          15,301

Unrealized Appreciation

   21,347,781

Other Accumulated Losses

                                   -

$21,363,082

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales of $111,580.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

8.  DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2017 and 2016 were as follows:

	2017	2016
Ordinary Income	$ 17,058	$ 25,385
Long-term Capital Gain	$ 234,393	$ 83,322

The Fund did not pay any distributions for the six months ended November 30, 2017.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act. As of November 30, 2017, TD Ameritrade, Inc. held in an omnibus account

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

for the benefit of others approximately 75% of the voting securities of the Fund. The Fund does not know that any of the beneficial shareholders underlying the omnibus account hold greater than 25% of the voting securities of the Fund.

10.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

TARKIO FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2017 (UNAUDITED)

  Expense Example

As a shareholder of the Tarkio Fund, you incur costs such as ongoing costs which consist of management fees and service fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2017 through November 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2017	November 30, 2017	June 1, 2017 to November 30, 2017

Actual	$1,000.00	$1,152.14	$5.40
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.05	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

TARKIO FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2017 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on February 28 and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-231-2901.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.

TARKIO FUND

TRUSTEES & OFFICERS

NOVEMBER 30, 2017 (UNAUDITED)

 Interested Trustees and Officers

Name, Address(1) and Age	Position(s) with the Trust	Length of Term of Office and Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Russell T. Piazza (2) (62)	Chairman of the Board of Trustees and President	Indefinite Term; Since 2011	Registered Representative, Crowell Weedon & Co. (stock brokerage and financial advisory services company), 1977 to 1979. President & Portfolio Manager, Vice President of Investments, Piper Jaffray & Co. (stock brokerage and investment advisory firm), 1979 to 2006. Portfolio Manager, Front Street Capital Management, Inc., 2006 to Present.	1	None
Virginia Belker (52)	Chief Compliance Officer	Indefinite Term; Since 2011

Branch Administrative Manager, Piper Jaffray & Co. (stock brokerage and investment advisory firm), 2006. Branch Administrative Manager, UBS Financial Services, 2006. Chief Compliance Officer, Front Street Capital Management, Inc. 2006 to Present.

				N/A	N/A
Michele Blood (52)	Treasurer	Indefinite Term; Since 2015

Senior Registered Investment Assistant at Piper Jaffray & Co. (stock brokerage and investment advisory firm),  from 1987 until 2006 (merged with UBS Financial Services in 2006).  Co-founder and Vice President of Front Street Capital Management, Inc. 2006 to present.  Michele received her certificate of Accounting and Technology from the University of Montana, College of Technology.

				N/A	N/A
John H. Lively (49)	Secretary	Indefinite Term; Since 2010	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present.	N/A	N/A

(1) The address of each trustee and officer is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

(2) Trustee who is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Advisor.

TARKIO FUND

TRUSTEES & OFFICERS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

Independent Trustees

Name, Address(1) and Age	Position(s) with the Trust	Length of Term of Office and Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Simona Stan (52)	Independent Trustee	Indefinite Term; Since 2011	Associate Professor of Marketing and Interim Director of the MBA Program in the School of Business Administration at the University of Montana (Since 2006); Assistant Professor at University of Oregon (2001 – 2006).	1	None
Michael Munsey (71)	Independent Trustee	Indefinite Term, Since May 2013	Owner, The Depot (restaurant), Missoula, Montana, founded in 1974	1	None

TARKIO FUND

TRUSTEES & OFFICERS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

(1) The address of each trustee is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

INVESTMENT ADVISER

Front Street Capital Management, Inc.

218 East Front Street, Suite 205

Missoula, MT  59802

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the Trust’s Statement of Additional Information.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clark Fork Trust

By /s/ Russell T. Piazza

     Russell T. Piazza

     Chairman of the Board, Principal Executive Officer

Date: February 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell T. Piazza

      Russell T. Piazza

      Chairman of the Board, Principal Executive Officer

Date February 5, 2018

By /s/ Michele Blood

      Michele Blood

      Principal Financial Officer, Treasurer

Date February 5, 2018